Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Clients 1-5	$498,484	$543,960
Clients 6-10	305,389	321,259
Clients 11-25	475,859	430,323
Other	721,600	794,844
Total	$2,001,332	$2,090,386